Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	CANADA GOOSE HOLDINGS INC.
Entity Central Index Key	0001690511
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2018
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	37,497,549
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	70,894,076